Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details)		8 Months Ended
	Apr. 28, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) [Line Items]
Share capital percentage	90.00%
Contingent consideration		€ 142,000		€ 167,000
Brera purchased, percentage	90.00%
Brera purchased value	€ 742,000
Business contributed revenues		157,365
Net loss		225,718
Fudbalski Klub Akademija Pandev [Member]
Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) [Line Items]
Contingent consideration		€ 181,000	$ 163,800